Comparative Figures (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	CAD 2,015	CAD 1,485	CAD 4,289	CAD 3,257
Energy supply costs	524	488	1,278	1,195
Inter-segment eliminations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	(2)	(4)	(6)	(7)
Energy supply costs	CAD (1)	(1)	CAD (1)	(1)
Restatement adjustment | Inter-segment eliminations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		8		23
Energy supply costs		CAD 8		CAD 23